Fair Value Measurements - Reconciliation of Activity Related Other Investments (Detail) $ in Thousands	9 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Initial investment	$ 278,875
Proceeds from investment in securities of the Joint Venture	(7,332)
Change in fair value	73,400
Balance at end of period	$ 344,943